As filed with the Securities and Exchange Commission on April 6, 2018

Securities Act Registration No. 333-222011

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

    ☒ Post-Effective Amendment No. 2

COHEN & STEERS GLOBAL REALTY SHARES, INC.

(Exact Name of Registrant as Specified in Charter)

280 Park Avenue

New York, New York 10017

(Address of Principal Executive Offices)

212-832-3232

(Registrant’s Telephone Number, including Area Code)

Francis C. Poli, Esq.

Cohen & Steers, Inc.

280 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

With Copies to:

Michael Doherty, Esq.

Ropes & Gray LLP

1211 Avenue of Americas

New York, New York 10036

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

This filing is being made solely for the purpose of adding exhibits. No other part of the Registration Statement is amended or superseded hereby.

No filing fee is required because of reliance on Section 24(f) of Rule 24f-2 under the Investment Company Act of 1940.

Title of securities being registered: Shares of beneficial interest, no par value per share, of the Registrant.

EXPLANATORY NOTE

This Post-Effective Amendment consists of the following:

1)	Facing Sheet of the Registration Statement.
2)	Part C to the Registration Statement (including signature page).
3)	Exhibit 12(a) to Item 16 to the Registration Statement.
4)	Exhibit 12(b) to Item 16 to the Registration Statement

This Post-Effective Amendment is being filed solely to file the opinion and consent of counsel as to tax matters in connection with the reorganization of Cohen & Steers Institutional Global Realty Shares, Inc. with and into the Registrant as Exhibits 12(a) and 12(b), respectively, to Item 16 to this Registration Statement on Form N-14 (the “Registration Statement”).

Parts A and B of Pre-Effective Amendment No.1 to the Registration Statement filed with the Securities and Exchange Commission (the “SEC”) on January 12, 2018, are incorporated by reference herein.

PART C

OTHER INFORMATION

Item 15.		Indemnification

It is the Registrant’s policy to indemnify its directors, officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland as set forth in Article EIGHTH of Registrant’s Articles of Incorporation, filed as Exhibit (a) to the Registrant’s Registration Statement filed on February 19, 1997, and Article VIII, Section 1, of the Registrant’s By-Laws, filed as Exhibit (b) to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement filed on April 29, 2011. The liability of Cohen & Steers Capital Management Inc., the Registrant’s investment advisor (the “Advisor”), for any loss suffered by the Registrant or its shareholders is set forth in Section 5 of the Investment Advisory Agreement, filed as Exhibit (d)(i) to the Registration Statement filed on February 19, 1997. The liability of Cohen & Steers Capital Management, Inc., the Registrant’s administrator, for any loss suffered by the Registrant or its shareholders is set forth in Section 6 of the Administration Agreement, filed as Exhibit (h)(i) to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on April 30, 2009. The liability of Cohen & Steers Securities, LLC, the Registrant’s distributor, for any loss suffered by the Registrant or its shareholders is set forth in Section 8 of the Underwriting and Distribution Agreements filed as Exhibits (e)(i) and (ii), respectively, to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement filed on September 16, 2004.

Insofar as indemnification for liabilities under the Securities Act of 1933 (the “Securities Act”), may be permitted to the directors and officers, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is therefore unenforceable. If a claim for indemnification against such liabilities under the Securities Act of 1933 (other than for expenses incurred in a successful defense) is asserted against the Registrant by the directors or officers in connection with the shares, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 16.		Exhibits

(1)(a)

Articles of Incorporation are incorporated by reference from Registrant’s Initial Registration Statement on

Form N-1A filed with the Securities and Exchange Commission (“Commission”) on February 19, 1997 (Accession No. 0000950117-97-000244).

(1)(b)

Articles of Amendment are incorporated by reference from Registrant’s Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A filed with the Commission on September 16, 2004 (Accession Number 0000950117-04-003310).

(1)(c)

Articles of Amendment are incorporated by reference from Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A filed with the Commission on September 28, 2007 (Accession No. 0001193125-07-209787).

(1)(d)

Articles Supplementary are incorporated by reference from Registrant’s Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A filed with the Commission on March 31, 2017 (Accession No. 0001193125-17-106813).

(2)	By-laws are incorporated by reference from Registrant’s Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A filed with the Commission on April 29, 2011 (Accession No. 0001193125-11-118385).

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization is incorporated by reference from Registrant’s Post-Effective Amendment No. 40 to its Registration Statement on Form N-14 filed with the Commission on December 12, 2017 (Accession No. 0001193125-17-367590).

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)(a)	Form of Investment Advisory Agreement is incorporated by reference from Registrant’s Registration Statement on Form N-1A filed with the Commission on February 19, 1997 (Accession No. 0000950117-97-000244).

(6)(b)	Form of Amended Investment Advisory Agreement as amended on September 30, 2004 is incorporated by reference from Registrant’s Post-Effective Amendment No. 40 to its Registration Statement on Form N-14 filed with the Commission on December 12, 2017 (Accession No. 0001193125-17-367590).

(6)(c)	Form of Amended Investment Advisory Agreement as amended on November 7, 2016 is incorporated by reference from Registrant’s Post-Effective Amendment No. 40 to its Registration Statement on Form N-14 filed with the Commission on December 12, 2017 (Accession No. 0001193125-17-367590).

(6)(d)	Form of Amended Investment Advisory Agreement is incorporated by reference from Registrant’s Post-Effective Amendment No. 40 to its Registration Statement on Form N-14 filed with the Commission on December 12, 2017 (Accession No. 0001193125-17-367590).

(6)(e)	Form of Subadvisory Agreement with Cohen & Steers Asia Limited is incorporated by reference from Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A filed with the Commission on September 28, 2007 (Accession No. 0001193125-07-209787).

(6)(f)	Form of Subadvisory Agreement with Cohen & Steers UK Limited is incorporated by reference from Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A filed with the Commission on September 28, 2007 (Accession No. 0001193125-07-209787).

(7)(a)	Form of Underwriting Agreement is incorporated by reference from Registrant’s Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A filed with the Commission on September 16, 2004 (Accession No. 0000950117-04-003310).

(7)(b)	Form of Distribution Agreement is incorporated by reference from Registrant’s Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A filed with the Commission on September 16, 2004 (Accession Number 0000950117-04-003310).

(8)	Not applicable.

(9)(a)	Form of Custodian Agreement is incorporated by reference from Registrant’s Post-Effective Amendment No. 6 to its Registration Statement on Form N-1A filed with the Commission on April 27, 2001 (Accession No. 0000950177-01-50011).

(10)(a)	Form of Amended Distribution and Service Plan is incorporated by reference from Registrant’s Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A filed with the Commission on March 31, 2017 (Accession No. 0001193125-17-106813).

(10)(b)	Form of Multiple-Class Plan is incorporated by reference from Registrant’s Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A filed with the Commission on March 31, 2017 (Accession No. 0001193125-17-106813).

(10)(c)	Form of Amended Shareholder Services Plan is incorporated by reference from Registrant’s Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A filed with the Commission on March 31, 2017 (Accession No. 0001193125-17-106813).

(11)(a)	Opinion and Consent of Venable LLP is incorporated by reference from Registrant’s Post-Effective Amendment No. 40 to its Registration Statement on Form N-14 filed with the Commission on December 12, 2017 (Accession No. 0001193125-17-367590).

(12)(a)	Opinion of Ropes & Gray LLP regarding tax matters. *

(12)(b)	Consent of Ropes & Gray LLP regarding tax matters. *

(13)(a)	Form of Transfer Agency Agreement is incorporated by reference from Registrant’s Post-Effective Amendment No. 6 to its Registration Statement on Form N-1A filed with the Commission on April 27, 2001 (Accession No. 0000950177-01-50011).

(13)(b)	Form of Amended and Restated Administration Agreement between the Fund and the Investment Advisor is incorporated by reference from Registrants Post-Effective Amendment No. 20 to its Registration Statement on Form N-1A filed with the Commission on April 30, 2009 (Accession No. 0001193125-09-093451).

(13)(c)	Form of Amended and Restated Administration Agreement between the Fund and the Investment Advisor is incorporated by reference from Registrant’s Post-Effective Amendment No. 40 to its Registration Statement on Form N-14 filed with the Commission on December 12, 2017 (Accession No. 0001193125-17-367590).

(13)(d)	Form of Amended Fee Waiver Agreement is incorporated by reference from Registrant’s Post-Effective Amendment No. 40 to its Registration Statement on Form N-14 filed with the Commission on December 12, 2017 (Accession No. 0001193125-17-367590).

(14)	Consent of Independent Registered Public Accounting Firm is incorporated by reference from Registrant’s Post-Effective Amendment No. 40 to its Registration Statement on Form N-14 filed with the Commission on December 12, 2017 (Accession No. 0001193125-17-367590).

(15)	Not applicable.

(16)	Power of attorney is incorporated by reference from Registrant’s Post-Effective Amendment No. 40 to its Registration Statement on Form N-14 filed with the Commission on December 12, 2017 (Accession No. 0001193125-17-367590).

(17)(a)	Form of Proxy Card incorporated by reference from Registrant’s Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 filed with the Commission on January 12, 2018 (Accession No. 0001193125-18-010156).

*Filed herewith.

Item 17.	Undertakings

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, Registrant has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York, State of New York, on the 6th day of April, 2018.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

By: /s/ Adam M. Derechin
Name: Adam M. Derechin, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Adam M. Derechin (Adam M. Derechin)	President and Chief Executive Officer (Principal Executive Officer)	April 6, 2018

/s/ James Giallanza (James Giallanza)	Chief Financial Officer (Principal Financial and Accounting Officer)	April 6, 2018

* (Robert H. Steers)	Chairman and Director	April 6, 2018

* (Joseph M. Harvey)	Director	April 6, 2018

* (Michael G. Clark)	Director	April 6, 2018

* (George Grossman)	Director	April 6, 2018

* (Frank K. Ross)	Director	April 6, 2018

* (C. Edward Ward, Jr.)	Director	April 6, 2018

* (Dean Junkans)	Director	April 6, 2018

* (Jane F. Magpiong)	Director	April 6, 2018

* (Gerald J. Maginnis)	Director	April 6, 2018

*	Director	April 6, 2018
(Daphne Richards)

*By: /s/ Francis C. Poli Francis C. Poli, Attorney-In-Fact

Exhibit List

(12)(a) Opinion of Ropes & Gray LLP regarding tax matters.

(12)(b) Consent of Ropes & Gray LLP regarding tax matters.